Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (George Ng) ($)	Compensation Actually Paid to PEO (George Ng) ($) (a)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($) (c)	Value of Initial Fixed $100 Investment Based on the Total Shareholder Return of the Company ($) (d)	Net Income (Loss) ($ in thousands) (e)
2025	673,303	565,067	530,986	483,384	2	13,564
2024	521,033	288,393	286,239	268,038	13	(11,850)
2023	472,849	428,849	321,702	225,343	100	(11,122)

Compensation Actually Paid ($)	[1]	$ 565,067	$ 288,393	$ 428,849
Adjustment To PEO Compensation, Footnote [Text Block]

George Ng:

Year	2023	2024	2025
SCT Total Compensation ($)	472,849	521,033	673,303
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(312,000)	-	(199,373)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	268,000	-	115,047
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	-	(180,930)	(3,364)
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	-	-	-
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	-	(51,710)	(20,546)
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	-	-	-
Compensation Actually Paid ($)	428,849	288,393	565,067

(c)	The average figures shown include Russell Skibsted and Sian Bigora:

(d)	Compensation actually paid (CAP) to our non-PEO NEOs reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates.

SCT Total Compensation ($)		$ 530,986	286,239	321,702
Compensation Actually Paid ($)	[2]	$ 483,384	268,038	225,343
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	2023	2024	2025
Non-PEO NEOs	See column (c) note above	See column (c) note above	See column (c) note above
SCT Total Compensation ($)	321,702	286,239	530,986
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(136,837)	(31,742)	(79,495)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	41,708	15,261	45,839
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(596)	(298)	(3,287)
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	-	759	-
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(634)	(2,181)	(10,360)
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	-	-	-

Compensation Actually Paid ($)	225,343	268,038	483,684

(e)	Total shareholder return is determined based on the value of an initial fixed investment of $100 in our common stock as of January 1, 2023.

(f)	Reflects “Net Income” in the company’s audited financial statement included in our Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2024 and 2025.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[3]	$ 2	13	100
Net Income (Loss) Attributable to Parent	[4]	13,564,000	(11,850,000)	(11,122,000)
PEO [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation ($)		673,303	521,033	472,849
Compensation Actually Paid ($)		565,067	288,393	428,849
PEO [Member] | Stock And Option Award Values Reported In SCT For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(199,373)		(312,000)
PEO [Member] | Fair Value For Stock And Option Awards Granted In the Covered Year That Are Outstanding And Unvested At End Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		115,047		268,000
PEO [Member] | Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,364)	(180,930)
PEO [Member] | Fair Value As Of Vesting Date For Awards Granted That Vested In Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Change In Fair Value Of Stock And Option Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(20,546)	(51,710)
PEO [Member] | Fair Value Of Stock And Option Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Aggregate Service Cost And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
SCT Total Compensation ($)		530,986	286,239	321,702
Compensation Actually Paid ($)		483,684	268,038	225,343
Non-PEO NEO [Member] | Stock And Option Award Values Reported In SCT For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(79,495)	(31,742)	(136,837)
Non-PEO NEO [Member] | Fair Value For Stock And Option Awards Granted In the Covered Year That Are Outstanding And Unvested At End Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		45,839	15,261	41,708
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,287)	(298)	(596)
Non-PEO NEO [Member] | Fair Value As Of Vesting Date For Awards Granted That Vested In Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			759
Non-PEO NEO [Member] | Change In Fair Value Of Stock And Option Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(10,360)	(2,181)	(634)
Non-PEO NEO [Member] | Fair Value Of Stock And Option Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Aggregate Service Cost And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Compensation actually paid (“CAP”) reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for our PEO:
[2]	The average figures shown include Russell Skibsted and Sian Bigora:
[3]	Compensation actually paid (CAP) to our non-PEO NEOs reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates.
[4]	Total shareholder return is determined based on the value of an initial fixed investment of $100 in our common stock as of January 1, 2023.